Operating charges (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Research and development expenses
Employee benefits expenses	€ 6,931	€ 5,000	€ 3,500
Depreciation and amortization	3,352	3,115	2,604
Impairment losses	10,636		1,121
Lab fees and other operating expenses	20,114	9,265	8,868
Other expenses	3,180	4,074	3,540
Total	44,213	21,454	19,633
General and administrative expenses
Employee benefits expenses	4,698	3,949	2,772
Depreciation and amortization expense	202	89	668
Services and other sundry expenses	4,880	3,240	2,227
Other expenses	93	1,085	1,016
Total	9,873	8,363	6,683
Employee benefits expenses and mandate contractors
Wages, salaries, fees and bonuses	8,804	6,968	5,097
Social security cost	1,033	889	624
Group & Hospitalization insurance	101	97	43
Sharebased compensation	1,623	914	148
Other expenses	68	82	360
Total	€ 11,629	€ 8,949	€ 6,272
Number of employees and mandate contractors
Research and development staff | employee	62	56	43
General and administrative staff | employee	27	24	20
Total | employee	89	80	63